RELATED PARTY TRANSACTIONS (Related Party Relationships) (Details)	12 Months Ended
Dec. 31, 2015
Hesine Technologies International Worldwide Inc. [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group
Beijing Century Hetu Software Technology Co., Ltd [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group before October 1, 2015, and subsequently a subsidiary of the Group
RPL Holdings Limited [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	The Company's parent company
Beijing Wangnuo Xingyun Technology Co., Ltd [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	A company over which one of the Company's senior management has significant influence
Symbol Media (HK) Limited("Symbol") [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group
Zhijian Fengyun (Beijing) Technology Co., Ltd.("Zhijian") [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group
Beijing Showself Technology Co., Ltd. [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group before May 15, 2014, and subsequently a subsidiary of the Group
Inmotion Technologies Co., Ltd ("Inmotion") [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	A company over which one of the Company's senior management has significant influence before December 2014
Shanghai Launcher Software Technology Co., Ltd. [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group
Asia Smart Media Inc. [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group